Business combinations (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 17, 2020
Statement [Line Items]
Other income	$ 1,860	$ 346
Marley Drug Inc [Member]
Statement [Line Items]
Voting interest acquired, percentage					100.00%
Upfront payment					$ 7,781
Upfront payment held back					1,374
Holdback payable					$ 504
Revenue target to be achieved for the payment of contingent consideration			$ 1,700
Marley Drug Inc [Member] | Discount rate, measurement input [member]
Statement [Line Items]
Business combination continget consideration discount rate				12.00%
Marley Drug Inc [Member] | At fair value [member]
Statement [Line Items]
Short term contingent consideration payable				$ 1,922
Long term contingent consideration payable				$ 51